SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

(201)324-6378
(201)324-6364 Fax
Edward.Gizzi @AIG.com

Edward Gizzi
Assistant General Counsel

April 15, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                     SunAmerica Specialty Series (the “Fund”)

Registration File No. 333-111662

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated April 1, 2019 to the Portfolio’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on April 30, 2018.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi